Nature of Business	12 Months Ended
Dec. 31, 2025
Forge Nano, Inc.
Nature of Business
Nature of Business

1.Nature of Business

Forge Nano, Inc. and Subsidiary (the “Company”) was formed on September 1, 2011 under the name PneumatiCoat Technologies LLC. In 2018, the Company changed its name to Forge Nano, Inc. The Company offers commercially viable surface engineering and precision nano-coating technology for a wide range of materials, applications, and industries.

This engineering process, formally known as atomic layer deposition (ALD), has been employed in the semi conductor space for more than a decade to enhance materials used to manufacture better-performing products. The technology developed by the Company allows the application to surfaces and powders, as well as to the wafers used by the semiconductor industry, in a fast and consistent process at a commercial scale.

Applying ALD to the components required for lithium-ion battery manufacturing produces substantial performance and safety improvements. The Company has focused on this industry for the past decade and has validated independently the performance benefits of batteries produced with ALD-coated components. The Company anticipates becoming a world leader in the provision of ALD equipment and corresponding services for this sector as electrification of economies advances.